Dividends	12 Months Ended
Dec. 31, 2017
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Dividends
33. Dividends

(1)    Details of dividends declared

Details of dividend declared for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won, except for face value and share data)
Year	Dividend type	Number of shares outstanding	Face value (in won)	Dividend ratio	Dividends
2017	Cash dividends (Interim)	70,609,160	500	200%	￦	70,609
	Cash dividends (Year-end)	70,609,160	500	1,800%		635,482

					￦	706,091

2016	Cash dividends (Interim)	70,609,160	500	200%	￦	70,609
	Cash dividends (Year-end)	70,609,160	500	1,800%		635,482

					￦	706,091

2015	Cash dividends (Interim)	72,629,160	500	200%	￦	72,629
	Cash dividends (Year-end)	70,609,160	500	1,800%		635,482

					￦	708,111

(2)    Dividends yield ratio

Dividends yield ratios for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In won)
Year	Dividend type	Dividend per share	Closing price at year-end	Dividend yield ratio
2017	Cash dividends	10,000	267,000	3.75%
2016	Cash dividends	10,000	224,000	4.46%
2015	Cash dividends	10,000	215,500	4.64%